CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2024
CONCENTRATIONS
Summary of revenues from sales
In Thousands of US Dollars
Description	2024	2023	2022
Customer A	$-	$-	$-
Customer B	$-	$-	$-
Customer C	$-	$-	$-